Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ (1,736)	$ (1,373)
Other comprehensive income (loss), before reclassifications			(182)	97
Amounts reclassified from other comprehensive income (loss)			173	(6)
Other comprehensive income (loss), net of tax	$ 25	$ 71	(9)	91
Ending balance	(1,745)	(1,282)	(1,745)	(1,282)
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			(117)	49
Other comprehensive income (loss), before reclassifications			(101)	(92)
Amounts reclassified from other comprehensive income (loss)			129	(31)
Other comprehensive income (loss), net of tax			28	(123)
Ending balance	(89)	(74)	(89)	(74)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			(1,105)	(826)
Other comprehensive income (loss), before reclassifications			(69)	(11)
Amounts reclassified from other comprehensive income (loss)			44	25
Other comprehensive income (loss), net of tax			(25)	14
Ending balance	(1,130)	(812)	(1,130)	(812)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			(448)	(574)
Other comprehensive income (loss), before reclassifications			13	201
Other comprehensive income (loss), net of tax			13	201
Ending balance	(435)	(373)	(435)	(373)
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			(66)	(22)
Other comprehensive income (loss), before reclassifications			(25)	(1)
Other comprehensive income (loss), net of tax			(25)	(1)
Ending balance	$ (91)	$ (23)	$ (91)	$ (23)